Annual Total Returns (Bar Chart) (Invesco Growth Allocation Fund, Class A, Invesco Growth Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Growth Allocation Fund | Class A, Invesco Growth Allocation Fund
Annual Total Returns
'05	10.24%
'06	16.63%
'07	7.75%
'08	(40.62%)
'09	31.22%
'10	12.91%